Other Equity Instruments - Summary of Coupon Details - Summary of Perpetual Contingent Convertible (Parenthetical) (Detail) - EUR 500 million [member] - Perpetual contingent convertible securities [member]
12 Months Ended
Dec. 31, 2025
Disclosure of other equity instruments [line items]
Coupon rate	5.625% [1]
Borrowings, interest rate basis	5-year mid swap plus a margin of 5.207%.
Borrowings, margin interest rate	5.207%

[1]	The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5-year mid swap plus a margin of 5.207%.